Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Vert Global Sustainable Real Estate ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Vert Global Sustainable Real Estate ETF NAV
Account Value	$ 11,657	$ 10,462	$ 10,880	$ 12,421	$ 9,220	$ 10,865	$ 10,189
Vert Global Sustainable Real Estate ETF Market [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Vert Global Sustainable Real Estate ETF Market
Account Value	$ 11,671	10,462	10,880	12,421	9,220	10,865	10,189
MSCI ACWI Net Total Return Index (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Net Total Return Index (USD)
Account Value	$ 18,175	15,225	13,065	15,508	11,136	10,905	10,313
S&P Global REIT (US Dollar) Net Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Global REIT (US Dollar) Net Total Return
Account Value	$ 11,687	$ 11,120	$ 11,466	$ 12,827	$ 9,514	$ 11,314	$ 10,397